Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and evaluation assets - at cost	$ 3,218,228	$ 3,108,073
Balance at the beginning of the year	3,108,073	2,988,921
Expenditure incurred during the year	110,155	119,152
Balance at the end of the year	$ 3,218,228	$ 3,108,073